Subsequent Events (Details) (USD $)	1 Months Ended								4 Months Ended		1 Months Ended
	Oct. 31, 2012	Aug. 31, 2012	May 31, 2012	Apr. 30, 2012	Oct. 05, 2012	Sep. 30, 2012	Mar. 31, 2012	Feb. 10, 2012	Nov. 30, 2012 Stock Issued To Multiple Vendors [Member]	Nov. 30, 2012 Stock Issued To Vendor [Member]	Oct. 31, 2012 Lease Termination Two [Member]
Subsequent Event [Line Items]
Number of warrants issued	1,035,715	1,250,000	425,100	489,033
Exercise price of warrants	$ 0.28	$ 0.28	$ 0.64	$ 0.56		$ 0.28	$ 0.75	$ 0.508
Total contingent shares issuable to landlord as additional consideration for termination of lease agreement											1,500,000
Equity financing from related transactions					$ 4,000,000
Market capitalization					18,000,000
Value of amounts owed to vendor, settled with issuance of stock										20,000
Shares issued during period for settlement of outstanding amounts due to vendors									200,000	87,254
Value of shares issued during period for settlement of outstanding amounts due to vendors									$ 60,000